RESTRUCTURING COSTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Liability beginning of period	$ 711,622	$ 0
Expenses	0	1,426,487
Payments	(711,622)	(714,865)
Liability end of period	$ 0	$ 711,622